Related Party Transactions - Schedule of Expenses Incurred with Related Parties and the Relationship (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Expenses incurred expenses amount	$ 6,540	$ 48,386	$ 22,964	$ 83,449
Luxury Automotive Transport, Inc.[Member]
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Expenses incurred expenses incurred relationship			Company owned by stockholder’s relative		Company owned by stockholder’s relative
Expenses incurred expenses amount	6,540	32,702	$ 15,025	57,292
British Food Stop [Member]
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Expenses incurred expenses incurred relationship			Company owned by stockholders’ relative		Company owned by stockholders’ relative
Expenses incurred expenses amount		$ 15,684	$ 7,939	$ 26,157